Growth Equity Index Fund Annual Fund Operating Expenses - Growth Equity Index Fund	Dec. 31, 2025
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.26%
Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.40%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.51%